NATURE OF OPERATIONS BASIS OF PRESENTATION GOING CONCERN AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	6 Months Ended	12 Months Ended
	Oct. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
NATURE OF OPERATIONS BASIS OF PRESENTATION GOING CONCERN AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)
Warrants to purchase common stock	2,767,305,980	62,970,000	1,500,000
Options to purchase common stock		1,200,000	1,200,000
Conversion of convertible unsecure promissory notes	692,178,144	20,782,211	21,110,215
Conversion of convertible secured promissory notes	1,938,096,966	11,586,275	14,130,497
Total	5,398,781,090	96,538,486	37,940,712